[PIONEER LOGO]

Pioneer Variable Contracts Trust

Pioneer Equity-Income VCT Portfolio



                                                               SEMIANNUAL REPORT

                                                                   June 30, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents

Pioneer Equity-Income VCT Portfolio
 Portfolio and Performance Update          2
 Portfolio Management Discussion           3
Schedule of Investments
 Pioneer Equity-Income VCT Portfolio       4
Financial Statements                       6
Notes to Financial Statements             10

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------


Portfolio Diversification
(As a percentage of total investment portfolio)

[PIE CHART PLOT POINTS]

U.S. Common Stock 98%
U.S. Convertible Securities 2%

[END PLOT POINTS]


Sector Distribution
(As a percentage of equity holdings)

[PIE CHART PLOT POINTS]

Financial 18%
Communication Services 16%
Utilities 16%
Consumer Staples 12%
Healthcare 12%
Energy 7%
Technology 6%
Consumer Cyclicals 6%
Capital Goods 3%
Other 4%

[END PLOT POINTS]


--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

-----------------------------------------------------
  1. SBC Communications, Inc.                5.27%
-----------------------------------------------------
  2. Schering-Plough Corp.                   4.81
-----------------------------------------------------
  3. U.S. West Communications Group, Inc.    4.06
-----------------------------------------------------
  4. BestFoods                               3.72
-----------------------------------------------------
  5. Exxon Mobil                             3.42
-----------------------------------------------------

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions - Class II Shares

                            6/30/00     12/31/99
Net Asset Value per Share   $ 18.80     $ 20.82


Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $ 0.220     $ -             $ 1.741

--------------------------------------------------------------------------------
Performance of a $10,000 Investment - Class II Shares

The following chart shows the value of an investment made in Pioneer Equity-Income VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

[LINE CHART PLOT POINTS]

                    Pioneer Equity-Income                S&P 500
                    VCT Portfolio*                       Index
9/14/99                  9500                             10000
9/99                     9161                              9632
                         9625                             10430
                         9344                             11064
                         9012                             10500
3/00                     8294                             10289
                         8959                             11315
                         9167                             10967
                         9474                             10726
6/00                     9306                             11014

[END PLOT POINTS]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.



Class II Shares
Cumulative
Total Return
(As of June 30, 2000)

--------------------------------------------------------------------------------
  Net Asset Value*
--------------------------------------------------------------------------------


Period
Life-of-Portfolio    -2.04%
(9/14/99)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.


2

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

In the following discussion John Carey, the portfolio manager of Pioneer Equity-Income VCT Portfolio, reviews the market environment and the Portfolio's performance for the 6-month period ended June 30, 2000. The Portfolio's Class II Shares were first offered on September 14, 1999.

Q: Why have the last six months been rough for investors in dividend-paying stocks? How did Pioneer Equity-Income VCT Portfolio perform in this environment?

A: The focus of the stock market on high-growth, technology stocks reached a fever pitch in the first couple months of 2000. Naturally this was a difficult period for a distinctly "old economy" investment vehicle like that of Pioneer Equity-Income VCT Portfolio. However, after the first week of March, investors grew skittish over the sky-high price-to-earnings multiples on leading technology stocks - especially in view of rising interest rates and somewhat lower earnings expectations - and a sharp "correction" in that sector ensued.

   The investment results for the six months ended June 30, 2000 still reflect the different performances during most of that period between the higher dividend-paying stocks in the Portfolio and the leading growth stocks that drive the Standard & Poor's 500 Index. The Portfolio returned -0.40% at net asset value for the period. The Portfolio's return surpassed the -1.65% average return for the 44 annuity portfolios in the Lipper, Inc. equity income universe. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q: Is it difficult to maintain a consistent approach in today's market?

A: While we are troubled by near-term underperformance, we believe that the longer-term record of the portfolio justifies our confidence in the conservative strategy we have pursued. Of course it is tempting to chase fads and bend with every beguiling wind that blows through the stock market. But we do not think that frequently changing course would be prudent.

Q: What changes did you make in the portfolio during the period?

A: The six-month period ended June 30 was an active one for the portfolio. We took advantage of market volatility to consolidate the portfolio into a shorter list of securities. We realized gains in some cases, for instance in our liquidations of Sprint, The Bank of New York and Minnesota Mining & Manufacturing. In other cases we took losses, for example in our disposals of Goodyear Tire & Rubber, Lockheed Martin and Harris. Our Indiana Energy became Vectren, and we received shares of BP Amoco, which we subsequently sold, in exchange for our shares of Atlantic Richfield in yet another corporate merger. Reflecting our aim to focus the portfolio, we did not add any positions during the period.

Q: What is your view of the current stock market environment?

A: We are a bit relieved that the "spell" of high tech has been broken and that investor interest appears to have broadened to include stocks in other sectors. Risks remain, however - as they always do. The main concern for us is the rising level of interest rates and the possibility that rates will go up more than the stock market has "factored in." Overall, higher rates can have a dampening effect on economic growth and stock-market performance.

   It is at times like this when experience is a friend. We take comfort from our 72 years of experience at Pioneer in managing through all kinds of different markets. We would counsel patience, and remind you to focus on the long-term investment goals that led to your initial interest in the Portfolio. We are much appreciative for your support.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------


Principal
 Amount                                                          Value
           CONVERTIBLE CORPORATE BOND - 0.1%
 $ 200,000 Commscope, Inc., 4.0%, 12/15/06 (144A)         $    215,962
                                                          ------------
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost $200,000)                                $    215,962
                                                          ------------


Shares
            CONVERTIBLE PREFERRED STOCKS - 1.9%
   27,000   Cox Communications, Inc.,
             7.0%, 8/16/02                                $  1,658,812
   15,300   Union Pacific Capital, Inc., 6.25%, 4/1/28         632,395
   27,000   Union Pacific Capital, Inc., 6.25%, 4/1/28
             (144A)                                          1,115,991
                                                          ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $3,262,350)                             $  3,407,198
                                                          ------------
            COMMON STOCKS - 98.0%
            Basic Materials - 2.6%
            Chemicals - 1.1%
   45,441   E.I. du Pont de Nemours & Co.                 $  1,988,044
                                                          ------------
            Iron & Steel - 0.4%
   15,450   Roanoke Electric Steel Corp.                  $    193,125
   50,000   Worthington Industries, Inc.                       525,000
                                                          ------------
                                                          $    718,125
                                                          ------------
            Metals Mining - 1.1%
   50,400   Phelps Dodge Corp.                            $  1,874,250
                                                          ------------
            Total Basic Materials                         $  4,580,419
                                                          ------------
            Capital Goods - 2.8%
            Aerospace/Defense - 0.3%
    8,500   General Dynamics Corp.                        $    444,125
                                                          ------------
            Machinery (Diversified) - 0.1%
    7,000   The Gorman-Rupp Co.                           $    110,250
                                                          ------------
            Manufacturing (Specialized) - 0.9%
   16,400   Diebold, Inc.                                 $    457,150
   24,000   Johnson Controls, Inc.                           1,231,500
                                                          ------------
                                                          $  1,688,650
                                                          ------------
            Trucks & Parts - 1.5%
   68,500   PACCAR, Inc.                                  $  2,718,594
                                                          ------------
            Total Capital Goods                           $  4,961,619
                                                          ------------
            Communication Services - 16.1%
            Telephone - 16.1%
   31,944   Alltel Corp.                                  $  1,978,531
   31,100   Bell Atlantic Corp.                              1,580,269
   92,400   BellSouth Corp.                                  3,938,550
   73,500   GTE Corp.                                        4,575,375
  218,331   SBC Communications, Inc.                         9,442,816
   84,800   U.S. West Communications Group, Inc.             7,271,600
                                                          ------------
            Total Communication Services                  $ 28,787,141
                                                          ------------
            Consumer Cyclicals - 6.1%
            Auto Parts & Equipment - 1.1%
  121,971   Delphi Automotive Systems Corp.               $  1,776,203
   14,115   Visteon Corp.*                                     171,139
                                                          ------------
                                                          $  1,947,342
                                                          ------------


Shares                                                           Value
           Automobiles - 2.8%
 107,800   Ford Motor Corp.                               $  4,635,400
   7,000   General Motors Corp.                                406,438
                                                          ------------
                                                          $  5,041,838
                                                          ------------
           Publishing - 1.0%
  33,700   McGraw-Hill Co., Inc.                          $  1,819,800
                                                          ------------
           Publishing (Newspapers) - 0.1%
   5,000   Tribune Co.                                    $    175,000
                                                          ------------
           Retail (Department Stores) - 0.5%
  32,825   May Department Stores Co.                      $    787,799
                                                          ------------
           Services (Advertising/Marketing) - 0.6%
  25,200   The Interpublic Group of Companies, Inc.       $  1,083,600
                                                          ------------
           Total Consumer Cyclicals                       $ 10,855,379
                                                          ------------
           Consumer Staples - 11.0%
           Beverages (Non-Alcoholic) - 0.7%
  26,800   PepsiCo, Inc.                                  $  1,190,925
                                                          ------------
           Entertainment - 1.2%
 114,200   Cedar Fair, L.P.                               $  2,198,350
                                                          ------------
           Foods - 7.6%
  96,200   BestFoods                                      $  6,661,850
  42,800   Campbell Soup Co.                                 1,246,550
  64,000   General Mills, Inc.                               2,448,000
  58,000   H.J. Heinz Co.                                    2,537,500
  10,000   The Quaker Oats Co.                                 751,250
                                                          ------------
                                                          $ 13,645,150
                                                          ------------
           Household Products (Non-Durables) - 1.3%
  38,000   Colgate-Palmolive Co.                          $  2,275,250
                                                          ------------
           Personal Care - 0.2%
  10,000   The Gillette Co.                               $    349,375
                                                          ------------
           Total Consumer Staples                         $ 19,659,050
                                                          ------------
           Energy - 6.6%
           Oil (Domestic Integrated) - 0.4%
  32,919   Conoco Inc. (Class B)                          $    808,573
                                                          ------------
           Oil (International Integrated) - 6.2%
  59,000   Chevron Corp.                                  $  5,003,937
  77,983   Exxon Mobil Corp.                                 6,121,666
                                                          ------------
                                                          $ 11,125,603
                                                          ------------
           Total Energy                                   $ 11,934,176
                                                          ------------
           Financial - 18.1%
           Banks (Major Regional) - 4.7%
  13,000   Comerica, Inc.                                 $    583,375
  24,910   Fleet Boston Financial Corp.                        846,940
  84,400   Mellon Bank Corp.                                 3,075,325
  84,500   National City Corp.                               1,441,781
  88,176   Old Kent Financial Corp.                          2,358,704
                                                          ------------
                                                          $  8,306,125
                                                          ------------
           Banks (Regional) - 2.7%
 180,600   First Security Corp.                           $  2,449,388
  58,700   First Tennessee National Corp.                      972,219

4   The accompanying notes are an integral part of these financial statements.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                           continued
--------------------------------------------------------------------------------


Shares                                                      Value
           Banks (Regional) - (continued)
 65,400    SouthTrust Corp.                             1,479,674
                                                        ---------
                                                     $  4,901,281
                                                     ------------
           Insurance (Life/Health) - 1.0%
 32,200    ReliaStar Financial Corp.                 $  1,688,488
                                                     ------------
           Insurance (Property/Casualty) - 2.9%
 39,000    Chubb Corp.                               $  2,398,500
 35,500    HSB Group Inc.                               1,104,938
 51,200    St. Paul Companies, Inc.                     1,747,200
                                                     ------------
                                                     $  5,250,638
                                                     ------------
           Investment Management - 6.1%
 40,500    A.G. Edwards, Inc.                        $  1,579,500
 81,200    Alliance Capital Management L.P.             3,851,925
  8,000    Eaton Vance Corp.                              370,000
 42,300    Paine Webber Group Inc.                      1,924,650
 75,000    T. Rowe Price Associates, Inc.               3,187,500
                                                     ------------
                                                     $ 10,913,575
                                                     ------------
           Savings & Loan Companies - 0.7%
 43,900    Washington Mutual, Inc.                   $  1,267,612
                                                     ------------
           Total Financial                           $ 32,327,719
                                                     ------------
           Healthcare - 12.0%
           Healthcare (Diversified) - 4.7%
 77,300    Abbott Laboratories                       $  3,444,681
 45,800    Bristol-Myers Squibb Co.                     2,667,850
 23,500    Johnson & Johnson                            2,394,063
                                                     ------------
                                                     $  8,506,594
                                                     ------------
           Healthcare (Drugs/Major Pharmaceuticals) - 6.6%
 41,900    Merck & Co., Inc.                         $  3,210,588
170,400    Schering-Plough Corp.                        8,605,200
                                                     ------------
                                                     $ 11,815,788
                                                     ------------
           Healthcare (Medical Products/Supplies) - 0.7%
 42,000    Becton, Dickinson & Co.                   $  1,204,874
                                                     ------------
           Total Healthcare                          $ 21,527,256
                                                     ------------
           Technology - 6.2%
           Communications Equipment - 1.0%
 60,000    Motorola Inc.                             $  1,743,750
                                                     ------------
           Computers (Hardware) - 3.1%
 29,600    Hewlett-Packard Co.                       $  3,696,300
 17,000    IBM Corp.                                    1,862,563
                                                     ------------
                                                     $  5,558,863
                                                     ------------
           Electronics (Instrumentation) - 0.5%
 11,289    Agilent Technologies Inc.*                $    832,596
                                                     ------------
           Photography/Imaging - 1.6%
 49,100    Eastman Kodak Co.                         $  2,921,450
                                                     ------------
           Total Technology                          $ 11,056,659
                                                     ------------
           Transportation - 0.8%
           Railroads - 0.8%
 25,700    Burlington Northern, Inc.                 $    589,494
 66,200    Norfolk Southern Corp.                         984,725
                                                     ------------
           Total Transportation                      $  1,574,219
                                                     ------------


Shares                                                      Value
           Utilities - 15.7%
           Electric Companies - 10.1%
 73,000    Allegheny Energy, Inc.                    $  1,998,375
 53,000    American Electric Power Co., Inc.            1,570,125
136,000    Constellation Energy Group                   4,428,500
 80,300    DPL, Inc.                                    1,761,581
 40,000    DQE, Inc.                                    1,580,000
 50,000    Duke Energy Corp.                            2,818,750
 12,500    FPL Group, Inc.                                618,750
 62,000    Kansas City Power & Light Co.                1,395,000
 50,000    NSTAR                                        2,034,375
                                                     ------------
                                                     $ 18,205,456
                                                     ------------
           Natural Gas - 4.9%
 14,000    Buckeye Partners, L.P.                    $    375,375
 99,600    KeySpan Energy Corp.                         3,062,700
 18,475    Kinder Morgan Energy Partners L.P.             737,845
 15,000    Lakehead Pipe Line Partners, L.P.
            (Preferred Units)                             600,938
 49,200    Nicor, Inc.                                  1,605,150
 94,600    Questar Corp.                                1,832,875
 33,200    Vectren Corp.                                  572,700
                                                     ------------
                                                     $  8,787,583
                                                     ------------
           Power Producers (Independent) - 0.2%
 25,000    Consol Energy Inc.                        $    378,125
                                                     ------------
           Water Utilities - 0.5%
 32,000    American Water Works Co., Inc.            $    800,000
                                                     ------------
           Total Utilities                           $ 28,171,164
                                                     ------------
           TOTAL COMMON STOCKS
           (Cost $154,196,887)                       $175,434,801
                                                     ------------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $157,659,237)                       $179,057,961
                                                     ------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $1,331,953 or 0.7% of total net assets.


  The accompanying notes are an integral part of these financial statements.   5

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------


                                                            Six Months
                                                               Ended            9/14/99
                                                              6/30/00             to
CLASS II:                                                   (unaudited)        12/31/99
Net asset value, beginning of period                        $ 20.82           $ 21.29
                                                            -------           -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.19           $  0.08
 Net realized and unrealized loss on investments              (0.25)            (0.43)
                                                            --------          --------
 Net decrease from investment operations                    $ (0.06)          $ (0.35)
Distributions to shareholders:
 Net investment income                                        (0.22)            (0.12)
 Net realized gain                                            (1.74)                -
                                                            --------          --------
  Net decrease in net asset value                           $ (2.02)          $ (0.47)
                                                            --------          --------
Net asset value, end of period                              $ 18.80           $ 20.82
                                                            --------          --------
Total return*                                                 (0.40)%           (1.65%)
Ratio of net expenses to average net assets                    0.99%**+          0.96%**
Ratio of net investment income to average net assets           1.70%**+          1.90%**
Portfolio turnover rate                                           5%**             23%
Net assets, end of period (in thousands)                    $ 2,372           $   178
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  0.99%**           0.96%**
 Net investment income                                         1.70%**           1.90%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.

+  Ratios assuming no reduction for fees paid indirectly.


6   The accompanying notes are an integral part of these financial statements.

 Pioneer Equity-Income VCT Portfolio

--------------------------------------------------------------------------------
 BALANCE SHEET 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (cost $157,659,237)         $ 179,057,961
 Receivables -
  Investment securities sold                                          590,451
  Fund shares sold                                                     60,820
  Dividends and interest                                              332,930
 Other                                                                    801
                                                                -------------
   Total assets                                                 $ 180,042,963
                                                                -------------
LIABILITIES:
 Payables -
  Fund shares repurchased                                       $     368,885
 Due to bank                                                          803,055
 Due to affiliates                                                    105,591
 Accrued expenses                                                      35,523
                                                                -------------
   Total liabilities                                            $   1,313,054
                                                                -------------
NET ASSETS:
 Paid-in capital                                                $ 152,768,950
 Accumulated undistributed net investment income                      642,879
 Accumulated undistributed net realized gain on investments         3,919,356
 Net unrealized gain on investments                                21,398,724
                                                                -------------
   Total net assets                                             $ 178,729,909
                                                                -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (Unlimited number of shares authorized)
  Net assets                                                    $ 176,358,009
  Shares outstanding                                                9,426,166
  Net asset value per share                                     $       18.71
                                                                -------------
 Class II:
 (Unlimited number of shares authorized)
  Net assets                                                    $   2,371,900
  Shares outstanding                                                  126,198
  Net asset value per share                                     $       18.80
                                                                -------------


  The accompanying notes are an integral part of these financial statements.   7

 Pioneer Equity-Income VCT Portfolio

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                          Six Months Ended
                                                              6/30/00
INVESTMENT INCOME:
 Dividends                                                 $  2,996,086
 Interest                                                        95,358
                                                           ------------
   Total investment income                                 $  3,091,444
                                                           ------------
EXPENSES:
 Management fees                                           $    633,686
 Transfer agent fees                                                182
 Distribution fees (Class II)                                       756
 Administrative fees                                             21,924
 Custodian fees                                                  22,393
 Professional fees                                               10,010
 Printing                                                         9,828
 Fees and expenses of nonaffiliated trustees                        182
 Miscellaneous                                                    4,538
                                                           ------------
   Total expenses                                          $    703,499
   Less fees paid indirectly                                     (1,233)
                                                           ------------
   Net expenses                                            $    702,266
                                                           ------------
   Net investment income                                   $  2,389,178
                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Net realized gain from investments                        $  3,985,100
 Change in net unrealized gain from investments              (8,459,387)
                                                           ------------
  Net loss on investments                                  $ (4,474,287)
                                                           ------------
  Net decrease in net assets resulting from operations     $ (2,085,109)
                                                           ------------


8   The accompanying notes are an integral part of these financial statements.

 Pioneer Equity-Income VCT Portfolio


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                            Six Months
                                                              Ended             Year
                                                             6/30/00            Ended
                                                           (unaudited)        12/31/99
FROM OPERATION
Net investment income                                     $   2,389,178    $   4,495,087
Net realized gain on investments                              3,985,100       15,265,131
Change in net unrealized gain on investments                 (8,459,387)     (17,458,854)
                                                          -------------    -------------
  Net increase (decrease) in net assets resulting
   from operations                                        $  (2,085,109)   $   2,301,364
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class I                                                  $  (2,222,183)   $  (4,351,482)
 Class II                                                       (13,307)          (1,074)
Net realized gain
 Class I                                                    (15,066,697)      (6,090,521)
 Class II                                                      (187,542)               -
                                                          -------------    -------------
  Total distributions to shareholders                     $ (17,489,729)   $ (10,443,077)
                                                          -------------    -------------
FROM FUND SHARE TRANSACTION
Net proceeds from sale of shares                          $   4,254,118    $  34,058,957
Reinvestment of distributions                                17,489,729       10,443,077
Cost of shares repurchased                                  (49,996,091)     (13,779,546)
                                                          -------------    -------------
  Net increase (decrease) in net assets resulting from
   fund share transactions                                $ (28,252,244)   $  30,722,488
                                                          -------------    -------------
  Net increase (decrease) in net assets                   $ (47,827,082)   $  22,580,575
                                                          -------------    -------------
NET ASSETS:
Beginning of period                                         226,556,991      203,976,216
                                                          -------------    -------------
End of period                                             $ 178,729,909    $ 226,556,991
                                                          -------------    -------------
Accumulated undistributed net investment income,
 end of period                                            $     642,879    $     489,191
                                                          -------------    -------------


 The accompanying notes are an integral part of these financial statements.    9

 Pioneer Equity-Income VCT Portfolio

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen separate portfolios (collectively, the Portfolios) as follows:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio) (formerly Capital Growth Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio) (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer High Yield VCT Portfolio (High Yield Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements included herein are for the Equity-Income Portfolio (the Portfolio). The investment objective of the Portfolio is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation
   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest from income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.


B. Federal Income Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.


D. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

 Pioneer Equity-Income VCT Portfolio

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited) (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM manages the Portfolio, and is a wholly owned subsidiary of The Pioneer Group, Inc. (PGI). Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2000, $105,202 was payable to PIM related to management fees, administrative fees, and certain other services.


3. Transfer Agent

Pioneering Services Corporation (PSC), a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates.


4. Distribution Plan
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust, and an indirect subsidiary of PGI, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $389 in distribution fees payable to PFD at June 30, 2000.


5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the six months ended June 30, 2000, the Portfolio's expenses were reduced by $1,233 under such arrangements.


6. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2000, the Portfolio's aggregate unrealized appreciation and depreciation based on cost of $157,659,237 for federal income tax purposes were $34,945,533 and $13,546,809, respectively, resulting in net appreciation of $21,398,724.


7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2000, were $4,383,772 and $43,577,186, respectively.


8. Capital Shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


---------------------------------------------------------------------------------------------------------
                                      '00 Shares        '00 Amount
 Class I:                            (unaudited)        (unaudited)       '99 Shares       '99 Amount
 Shares sold                              97,648      $   1,881,864       1,570,521      $  33,847,223
 Reinvestment of distributions           907,383         17,288,880         490,175         10,442,003
 Shares repurchased                   (2,506,535)       (49,848,780)       (645,785)       (13,747,268)
                                      ----------      -------------       ---------      -------------
 Net increase (decrease)              (1,501,504)     $ (30,678,036)      1,414,911      $  30,541,958
                                      ----------      -------------       ---------      -------------
 Class II:
 Shares sold                             114,486      $   2,372,254          10,044      $     211,734
 Reinvestment of distributions            10,499            200,849              52              1,074
 Shares repurchased                       (7,334)          (147,311)         (1,549)           (32,278)
                                      ----------      -------------       ---------      -------------
 Net increase                            117,651      $   2,425,792           8,547      $     180,530
                                      ----------      -------------       ---------      -------------
---------------------------------------------------------------------------------------------------------


                                                                              11
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[PIONEER LOGO]


Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary


Trustees
John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Hale and Dorr LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.






                                                                    8873-00-0800